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                [LETTERHEAD OF J.P. MORGAN INVESTOR SERVICES CO.
                 73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]

                                                  May 4, 2005

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:      Office of Filings, Information & Consumer Services

Re:             Hansberger Institutional Series
                File Nos. 333-08919 and 811-07729
                Rule 497(j) Filing

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 12 to the Registration Statement of Hansberger Institutional Series which became effective with the Securities and Exchange Commission on Monday, May 2, 2005.

        Please direct any questions or comments relating to this certification to me at 617-557-8869.

                                                  Very truly yours,


                                                  /s/ Helen A. Robichaud
                                                  ------------------------------
                                                  Helen A. Robichaud
                                                  Vice President and
                                                  Associate General Counsel

cc:     J. Christopher Jackson, Esq.
        W. John McGuire, Esq.